Share-Based Payments (Details) - Schedule of Fair Value Options Granted	6 Months Ended
Jun. 30, 2024 € / shares
Schedule of Fair Value Options Granted [Line Items]
Number of share options granted	2,275,000
January 05 [Member]
Schedule of Fair Value Options Granted [Line Items]
Number of share options granted	2,245,000
Fair value per option (in Euro per share)	€ 1.65
FX rate as of grant date (in Euro per share)	€ 0.916
Fair value per option	1.51
Share price at grant date / Exercise price (in Euro per share)	€ 1.79
Expected volatility	1.47%
January 05 [Member] | Bottom of range [member]
Schedule of Fair Value Options Granted [Line Items]
Expected life (midpoint based) (in Euro per share)	€ 5.3
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.023%
January 05 [Member] | Top of range [member]
Schedule of Fair Value Options Granted [Line Items]
Expected life (midpoint based) (in Euro per share)	€ 5.5
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.025%
February 21 [Member]
Schedule of Fair Value Options Granted [Line Items]
Number of share options granted	30,000
Fair value per option (in Euro per share)	€ 1.4
FX rate as of grant date (in Euro per share)	€ 0.925
Fair value per option	1.3
Share price at grant date / Exercise price (in Euro per share)	€ 1.51
Expected volatility	1.47%
Expected life (midpoint based) (in Euro per share)	€ 5.5
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.308%